CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]	Shares reserved for future issuance [Member]	Warrants reserve [Member]	Contributed surplus [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 747,985	$ 858,761		$ 34,782	$ 21,526	$ (5,161)	$ (161,923)
Beginning Balance (Shares) at Dec. 31, 2014		161,555,875
Statement [Line Items]
Exercise of stock options	826	$ 1,120			(294)
Exercise of stock options (Shares)		300,000
PSUs settled in shares	(40)	$ 4,364			(4,404)
PSUs settled in shares (Shares)		963,164
Flow-through agreement	3,130	$ 3,130
Flow-through agreement (Shares)		1,366,768
Expiry of warrants, net of tax	(4,736)			$ (34,782)	30,046
Reclassification of unrealized loss on investment in Fortune Bay	456					456
Foreign currency translation	(5)					(5)
Unrealized gain on investment in Fortune Bay	60					60
Share-based compensation	8,110				8,110
Loss for the year	(106,910)						(106,910)
Ending Balance at Dec. 31, 2015	648,876	$ 867,375			54,984	(4,650)	(268,833)
Ending Balance (Shares) at Dec. 31, 2015		164,185,807
Statement [Line Items]
Public equity offering	33,047	$ 33,047
Public equity offering (Shares)		22,022,500
Acquisition of mining concessions	3,540	$ 3,540
Acquisition of mining concessions (Shares)		1,854,271
PSUs settled in shares	110	$ 4,961			(4,851)
PSUs settled in shares (Shares)		1,445,787
Common shares reserved for future issuance	297		$ 297
Other comprehensive income, net of tax	956					956
Share-based compensation	8,724				8,724
Loss for the year	(234,420)						(234,420)
Ending Balance at Dec. 31, 2016	461,130	$ 908,923	297		58,857	(3,694)	(503,253)
Ending Balance (Shares) at Dec. 31, 2016		189,508,365
Statement [Line Items]
PSUs settled in shares		$ 6,117			(6,117)
PSUs settled in shares (Shares)		2,543,773
Severance and other employee payments	596	$ 601			(5)
Severance and other employee payments (Shares)		993,684
Release of common shares reserved for future issuance	(54)		(54)
Other comprehensive income, net of tax	2,849					2,849
Share-based compensation	4,895				4,895
Loss for the year	(409,685)						(409,685)
Ending Balance at Dec. 31, 2017	$ 59,731	$ 915,641	$ 243		$ 57,630	$ (845)	$ (912,938)
Ending Balance (Shares) at Dec. 31, 2017		193,045,822